Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.4%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 8.755%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	$1,000	$ 811,870
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 9.59%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	469,848
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 9.532%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	652,435
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	426,855
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 9.84%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,000	869,536
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	337,580
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	483,287
Series 2015-5A, Class DR, 9.41%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	399,500
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 9.21%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	500	422,524
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 9.157%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	500	406,980
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 7.96%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	393,829
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 8.46%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	449,842
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 9.21%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	500	436,399
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	383,159
Series 2019-1A, Class DR, 9.405%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	439,950
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	427,043
RAD CLO 7, Ltd., Series 2020-7A, Class E, 9.24%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	514,997
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	235,880
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 9.512%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	400,748
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 8.90%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	375	276,120
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 9.48%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	377,962
Security	Principal Amount (000's omitted)	Value
Voya CLO, Ltd., Series 2013-1A, Class DR, 8.992%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	$1,000	$ 777,840
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 9.752%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	480,042
Total Asset-Backed Securities (identified cost $13,016,443)		$ 10,874,226

Closed-End Funds — 3.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 543,894
Invesco Senior Income Trust	178,510	664,057
Nuveen Credit Strategies Income Fund	180,539	922,554
Nuveen Floating Rate Income Fund	73,198	593,636
Nuveen Floating Rate Income Opportunity Fund	51,054	411,495
Total Closed-End Funds (identified cost $4,361,230)		$ 3,135,636

Common Stocks — 1.4%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	29	$ 120,998
		$ 120,998
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(4)(5)	85	$ 42
Skillsoft Corp.(4)(5)	25,137	46,001
		$ 46,043
Oil and Gas — 0.6%
Nine Point Energy Holdings, Inc.(3)(4)(6)	325	$ 0
QuarterNorth Energy, Inc.(5)	5,054	619,115
		$ 619,115
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$ 58,278
Cumulus Media, Inc., Class A(4)(5)	18,865	132,621
iHeartMedia, Inc., Class A(4)(5)	18,090	132,600
		$ 323,499
Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	269	$ 86,801
		$ 86,801

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 198,894
		$ 198,894
Total Common Stocks (identified cost $1,695,894)		$ 1,395,350

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value
Electronics/Electrical — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	28	$ 28
		$ 28
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(6)	5	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $5,829)		$ 28

Corporate Bonds — 6.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 109,350
		$ 109,350
Automotive — 0.5%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 478,400
		$ 478,400
Building and Development — 0.2%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	$135	$ 109,994
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	114,379
		$ 224,373
Business Equipment and Services — 1.0%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$500	$ 470,303
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$325	$ 314,059
5.75%, 4/15/26(1)	325	306,262
		$ 1,090,624
Chemicals and Plastics — 0.5%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$500	$ 470,530
		$ 470,530
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	$135	$ 107,738
		$ 107,738
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 120,889
		$ 120,889
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$135	$ 117,228
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	273,360
		$ 390,588
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 110,697
		$ 110,697
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 106,862
		$ 106,862
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$500	$ 478,705
		$ 478,705
Financial Intermediaries — 0.4%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$500	$ 420,720
		$ 420,720
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$135	$ 109,102
		$ 109,102

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$135	$ 110,656
LifePoint Health, Inc., 5.375%, 1/15/29(1)	135	94,384
Tenet Healthcare Corp., 6.875%, 11/15/31	500	445,245
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	135	113,583
		$ 763,868
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 106,618
		$ 106,618
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$135	$ 116,633
		$ 116,633
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$135	$ 103,223
		$ 103,223
Media — 0.7%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$135	$ 33,336
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)	0(8)	18
5.375%, 8/15/26(1)	1,407	281,822
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	95,106
8.375%, 5/1/27	185	156,338
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	135	115,113
		$ 681,733
Oil and Gas — 0.1%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$135	$ 123,677
		$ 123,677
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$135	$ 107,474
		$ 107,474
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$135	$ 108,504
		$ 108,504
Security	Principal Amount (000's omitted)	Value
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$135	$ 102,854
		$ 102,854
Technology — 0.1%
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	$135	$ 106,981
		$ 106,981
Utilities — 0.4%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$500	$ 391,075
		$ 391,075
Wireless Telecommunication Services — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$275	$ 252,156
		$ 252,156
Total Corporate Bonds (identified cost $8,779,694)		$ 7,183,374

Senior Floating-Rate Loans — 124.7%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	$ 589,540
Term Loan, 4.10%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	179	151,164
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		161	154,822
Term Loan - Second Lien, 10.174%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		204	158,134
Spirit Aerosystems, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 1/15/25		246	244,093
WP CPP Holdings, LLC, Term Loan, 6.56%, (3 mo. USD LIBOR + 3.75%), 4/30/25		1,170	1,050,596
			$ 2,348,349
Airlines — 2.1%
American Airlines, Inc., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28		925	$ 898,599

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27		333	$ 334,341
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28		987	946,581
			$ 2,179,521
Auto Components — 2.6%
Chassix, Inc., Term Loan, 7.858%, (USD LIBOR + 5.50%), 11/15/23(11)		619	$ 569,595
Clarios Global, L.P., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/30/26		930	882,892
DexKo Global, Inc.:
Term Loan, 4.289%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	22	18,962
Term Loan, 4.685%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	117,847
Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	70	61,284
Term Loan, 7.062%, (3 mo. USD LIBOR + 3.75%), 10/4/28		199	183,153
Garrett LX I S.a.r.l., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28		347	330,041
LTI Holdings, Inc., Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 7/24/26		273	257,587
Wheel Pros, LLC, Term Loan, 7.552%, (1 mo. USD LIBOR + 4.50%), 5/11/28		446	330,903
			$ 2,752,264
Automobiles — 0.7%
MajorDrive Holdings IV, LLC:
Term Loan, 7.125%, (3 mo. USD LIBOR + 4.00%), 6/1/28		321	$ 296,065
Term Loan, 8.597%, (SOFR + 5.65%), 6/1/29		423	412,303
			$ 708,368
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 7.142%, (3 mo. USD LIBOR + 3.50%), 11/24/27		491	$ 463,003
City Brewing Company, LLC, Term Loan, 6.185%, (1 mo. USD LIBOR + 3.50%), 4/5/28		321	252,281
Triton Water Holdings, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 3/31/28		741	665,637
			$ 1,380,921
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 2.50%), 3/12/26		182	$ 175,610
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 10/13/28		124	$ 119,255
			$ 294,865
Building Products — 1.5%
Cornerstone Building Brands, Inc., Term Loan, 6.068%, (1 mo. USD LIBOR + 3.25%), 4/12/28		914	$ 756,689
LHS Borrower, LLC, Term Loan, 7.884%, (SOFR + 4.75%), 2/16/29		468	382,304
MI Windows and Doors, LLC, Term Loan, 6.634%, (SOFR + 3.50%), 12/18/27		138	134,729
Standard Industries, Inc., Term Loan, 6.675%, (6 mo. USD LIBOR + 2.50%), 9/22/28		285	277,050
			$ 1,550,772
Capital Markets — 1.9%
AllSpring Buyer, LLC, Term Loan, 6.688%, (3 mo. USD LIBOR + 3.00%), 11/1/28		397	$ 386,440
Edelman Financial Center, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 4/7/28		444	408,547
EIG Management Company, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 2/22/25		119	115,794
Focus Financial Partners, LLC, Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 6/30/28		494	479,286
Hudson River Trading, LLC, Term Loan, 6.164%, (SOFR + 3.00%), 3/20/28		543	492,303
Mariner Wealth Advisors, LLC:
Term Loan, 6.223%, (SOFR + 3.25%), 8/18/28		5	5,176
Term Loan, 7.065%, (SOFR + 3.25%), 8/18/28		11	10,289
Term Loan, 7.065%, (SOFR + 3.25%), 8/18/28		75	71,916
Term Loan, 7.065%, (SOFR + 3.25%), 8/18/28		32	30,977
			$ 2,000,728
Chemicals — 5.8%
Aruba Investments, Inc.:
Term Loan, 4.68%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	246	$ 223,840
Term Loan, 7.084%, (1 mo. USD LIBOR + 4.00%), 11/24/27		345	318,623
Charter NEX US, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 12/1/27		221	209,970
Chemours Company (The), Term Loan, 3.20%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	277	253,943
CPC Acquisition Corp., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/29/27		369	289,805
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27		351	337,536

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 8.392%, (3 mo. USD LIBOR + 4.75%), 5/29/28		444	$ 397,993
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 8/28/26		100	94,790
INEOS Finance PLC, Term Loan, 3.435%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	175	154,572
INEOS Styrolution US Holding, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 1/29/26		988	923,313
INEOS US Finance, LLC, Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 11/8/28		149	141,041
Kraton Corporation, Term Loan, 6.718%, (SOFR + 3.25%), 3/15/29		124	120,126
Lonza Group AG, Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/3/28		716	644,268
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/27		271	258,710
Momentive Performance Materials, Inc., Term Loan, 6.37%, (1 mo. USD LIBOR + 3.25%), 5/15/24		218	211,429
Olympus Water US Holding Corporation, Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 11/9/28		695	635,262
Orion Engineered Carbons GmbH, Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 9/24/28		99	96,092
Rohm Holding GmbH, Term Loan, 8.121%, (3 mo. USD LIBOR + 4.75%), 7/31/26		444	350,977
Venator Materials Corporation, Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 8/8/24		166	144,638
W.R. Grace & Co.-Conn., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/22/28		298	280,629
			$ 6,087,557
Commercial Services & Supplies — 4.7%
Belfor Holdings, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 4/6/26		242	$ 237,642
EnergySolutions, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,678	1,555,882
Garda World Security Corporation, Term Loan, 7.24%, (3 mo. USD LIBOR + 4.25%), 10/30/26		495	468,082
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25		25	24,344
LABL, Inc., Term Loan, 8.115%, (1 mo. USD LIBOR + 5.00%), 10/29/28		174	157,578
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%), 3/29/24		355	238,100
PECF USS Intermediate Holding III Corporation, Term Loan, 7.365%, (1 mo. USD LIBOR + 4.25%), 12/15/28		447	383,260
Phoenix Services International, LLC:
DIP Loan, 3/28/23(12)		72	72,406
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC: (continued)
Term Loan, 8.25%, (USD Prime + 2.75%), 3/1/25	383	$ 78,324
SITEL Worldwide Corporation, Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 8/28/28	893	866,683
TMS International Corp., Term Loan, 5.657%, (USD LIBOR + 2.75%), 8/14/24(11)	123	115,137
TruGreen Limited Partnership, Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 11/2/27	295	279,644
Werner FinCo, L.P., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/24/24	523	470,571
		$ 4,947,653
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 7.806%, (3 mo. USD LIBOR + 5.00%), 11/1/28	89	$ 87,277
		$ 87,277
Construction Materials — 1.1%
Oscar Acquisition Co, LLC, Term Loan, 8.153%, (SOFR + 4.50%), 4/29/29	225	$ 207,703
Quikrete Holdings, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 6/11/28	995	960,175
		$ 1,167,878
Containers & Packaging — 1.2%
Berlin Packaging, LLC, Term Loan, 6.382%, (USD LIBOR + 3.75%), 3/11/28(11)	322	$ 304,188
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.309%, (SOFR + 4.18%), 4/13/29	150	141,556
Pregis TopCo Corporation, Term Loan, 6.806%, (3 mo. USD LIBOR + 4.00%), 7/31/26	292	278,378
Pretium PKG Holdings, Inc.:
Term Loan, 6.502%, (USD LIBOR + 4.00%), 10/2/28(11)	149	134,732
Term Loan - Second Lien, 9.473%, (USD LIBOR + 6.75%), 10/1/29(11)	100	86,250
Trident TPI Holdings, Inc., Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 10/17/24	358	350,421
		$ 1,295,525
Distributors — 0.7%
Autokiniton US Holdings, Inc., Term Loan, 7.185%, (1 mo. USD LIBOR + 4.50%), 4/6/28	741	$ 684,152
Phillips Feed Service, Inc., Term Loan, 9.993%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)	49	39,520
		$ 723,672

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 0.5%
Ascend Learning, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 12/11/28		174	$ 160,769
KUEHG Corp., Term Loan - Second Lien, 11.365%, (1 mo. USD LIBOR + 8.25%), 8/22/25		200	195,500
Sotheby's, Term Loan, 7.012%, (3 mo. USD LIBOR + 4.50%), 1/15/27		204	198,199
			$ 554,468
Diversified Financial Services — 0.8%
Concorde Midco Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 227,453
Sandy BidCo B.V., Term Loan, 4.68%, (1 mo. EURIBOR + 4.00%), 8/17/29	EUR	275	251,546
Zephyr Bidco Limited, Term Loan, 6.474%, (SONIA + 4.75%), 7/23/25	GBP	350	326,312
			$ 805,311
Diversified Telecommunication Services — 3.5%
Altice France S.A.:
Term Loan, 6.20%, (3 mo. USD LIBOR + 3.69%), 1/31/26		336	$ 305,664
Term Loan, 6.905%, (3 mo. USD LIBOR + 4.00%), 8/14/26		990	900,642
GEE Holdings 2, LLC:
Term Loan, 11.604%, (3 mo. USD LIBOR + 8.00%), 3/24/25		186	184,941
Term Loan - Second Lien, 11.854%, (3 mo. USD LIBOR + 8.25%), 5.104% cash, 6.75% PIK, 3/23/26		398	304,099
Numericable Group S.A., Term Loan, 3.238%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	213	188,824
Virgin Media Bristol, LLC, Term Loan, 6.068%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,825	1,771,553
			$ 3,655,723
Electrical Equipment — 0.7%
GrafTech Finance, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 2/12/25		501	$ 469,232
II-VI Incorporated, Term Loan, 5.314%, (1 mo. USD LIBOR + 2.75%), 7/2/29		250	242,708
			$ 711,940
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 11/3/28		397	$ 362,262
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28		249	208,228
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		174	$ 166,523
Verisure Holding AB, Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	375	329,297
			$ 1,066,310
Energy Equipment & Services — 0.0%(7)
Ameriforge Group, Inc., Term Loan, 14.476%, (1 mo. USD LIBOR + 13.00%), 12/29/23(10)		24	$ 11,773
			$ 11,773
Engineering & Construction — 1.6%
Amentum Government Services Holdings, LLC, Term Loan, 7.393%, (SOFR + 4.00%), 2/15/29(11)		175	$ 167,289
American Residential Services, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/15/27		270	259,380
Northstar Group Services, Inc., Term Loan, 8.615%, (1 mo. USD LIBOR + 5.50%), 11/12/26		597	585,505
USIC Holdings, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 5/12/28		693	651,420
			$ 1,663,594
Entertainment — 4.3%
Alchemy Copyrights, LLC, Term Loan, 5.564%, (1 mo. USD LIBOR + 3.00%), 3/10/28		221	$ 215,548
AMC Entertainment Holdings, Inc., Term Loan, 5.756%, (1 mo. USD LIBOR + 3.00%), 4/22/26		820	644,580
Crown Finance US, Inc.:
DIP Loan, 0.00%, 9/7/23(10)		59	60,413
DIP Loan, 12.783%, (SOFR + 10.00%), 9/8/23		704	718,916
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26		682	288,351
Term Loan, 18.924%, (3 mo. USD LIBOR + 15.25%), 10.674% cash, 8.25% PIK, 5/23/24		374	445,492
Renaissance Holding Corp., Term Loan - Second Lien, 10.115%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	1,029,312
Vue International Bidco PLC:
Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,333	931,626
Term Loan, 9.766%, (3 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	143,100
			$ 4,477,338
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 7.865%, (1 mo. USD LIBOR + 4.75%), 10/1/25		149	$ 131,794
CHG PPC Parent, LLC, Term Loan, 6.125%, (1 mo. USD LIBOR + 3.00%), 12/8/28		124	119,400

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Monogram Food Solutions, LLC, Term Loan, 7.125%, (1 mo. USD LIBOR + 4.00%), 8/28/28		124	$ 119,720
Shearer's Foods, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 9/23/27		196	182,827
Sovos Brands Intermediate, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 6/8/28		269	257,515
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	350	313,432
			$ 1,124,688
Gas Utilities — 0.9%
CQP Holdco, L.P., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 6/5/28		1,014	$ 980,136
			$ 980,136
Health Care Equipment & Supplies — 2.4%
Bayou Intermediate II, LLC, Term Loan, 7.302%, (3 mo. USD LIBOR + 4.50%), 8/2/28		397	$ 378,143
CryoLife, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/1/27		214	203,061
Gloves Buyer, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 12/29/27		693	637,889
Journey Personal Care Corp., Term Loan, 7.924%, (3 mo. USD LIBOR + 4.25%), 3/1/28		568	368,605
Medline Borrower, L.P., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 10/23/28		995	917,197
			$ 2,504,895
Health Care Providers & Services — 7.4%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/7/28		273	$ 266,796
Biogroup-LCD, Term Loan, 3.027%, (3 mo. EURIBOR + 2.75%), 2/9/28	EUR	125	109,898
BW NHHC Holdco, Inc., Term Loan, 7.961%, (3 mo. USD LIBOR + 5.00%), 5/15/25		1,037	652,012
Cano Health, LLC, Term Loan, 7.134%, (SOFR + 4.00%), 11/23/27		991	958,409
CCRR Parent, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 3/6/28		246	242,678
Cerba Healthcare S.A.S.:
Term Loan, 3.935%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	125	110,613
Term Loan, 4.685%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	150	137,342
CHG Healthcare Services, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 9/29/28		272	261,943
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Covis Finco S.a.r.l., Term Loan, 10.203%, (SOFR + 6.50%), 2/18/27		244	$ 194,391
Electron BidCo, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 11/1/28		199	189,091
Envision Healthcare Corporation:
Term Loan, 10.531%, (SOFR + 7.88%), 3/31/27		134	125,325
Term Loan - Second Lien, 6.83%, (SOFR + 4.25%), 3/31/27		952	436,053
Hanger, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 3/6/25		444	443,680
IVC Acquisition, Ltd., Term Loan, 4.391%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	400	364,579
LSCS Holdings, Inc., Term Loan, 8.174%, (3 mo. USD LIBOR + 4.50%), 12/16/28		174	166,740
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(10)		48	46,147
Term Loan, 6.377%, (3 mo. USD LIBOR + 3.50%), 11/1/28		300	286,140
Option Care Health, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 10/27/28		99	97,420
Pacific Dental Services, LLC, Term Loan, 6.493%, (1 mo. USD LIBOR + 3.50%), 5/5/28		272	262,511
Pediatric Associates Holding Company, LLC:
Term Loan, 4.253%, (USD LIBOR + 3.25%), 12/29/28(10)(11)		20	18,949
Term Loan, 5.076%, (3 mo. USD LIBOR + 3.25%), 12/29/28		130	124,751
Phoenix Guarantor, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/5/26		740	703,458
Radiology Partners, Inc., Term Loan, 7.319%, (1 mo. USD LIBOR + 4.25%), 7/9/25		150	127,500
Sound Inpatient Physicians, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 6/27/25		215	197,664
Surgery Center Holdings, Inc., Term Loan, 6.51%, (1 mo. USD LIBOR + 3.75%), 8/31/26		716	681,412
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	139,069
U.S. Anesthesia Partners, Inc., Term Loan, 6.814%, (1 mo. USD LIBOR + 4.25%), 10/1/28		272	256,000
WP CityMD Bidco, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/22/28		174	166,880
			$ 7,767,451
Health Care Technology — 4.9%
Bracket Intermediate Holding Corp., Term Loan, 6.543%, (3 mo. USD LIBOR + 4.25%), 9/5/25		408	$ 387,090
Certara, L.P., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 8/15/26		475	460,185

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
Change Healthcare Holdings, LLC, Term Loan, 7.75%, (USD Prime + 1.50%), 3/1/24	1,000	$ 998,611
eResearchTechnology, Inc., Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 2/4/27	148	138,161
Imprivata, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 12/1/27	990	955,302
MedAssets Software Intermediate Holdings, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 12/18/28	274	252,419
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27	296	284,788
Project Ruby Ultimate Parent Corp., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/10/28	542	507,552
Symplr Software, Inc., Term Loan, 7.634%, (SOFR + 4.50%), 12/22/27	444	418,853
Verscend Holding Corp., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 8/27/25	702	685,378
		$ 5,088,339
Hotels, Restaurants & Leisure — 2.9%
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25	611	$ 559,008
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28	1,144	1,000,885
ClubCorp Holdings, Inc., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 9/18/24	395	364,603
Dave & Buster's, Inc., Term Loan, 8.188%, (SOFR + 5.00%), 6/29/29	200	195,464
Great Canadian Gaming Corporation, Term Loan, 7.602%, (3 mo. USD LIBOR + 4.00%), 11/1/26	450	428,813
Oravel Stays Singapore Pte, Ltd., Term Loan, 11.86%, (3 mo. USD LIBOR + 8.25%), 6/23/26	272	240,333
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.125%, (1 mo. USD LIBOR + 3.00%), 8/25/28	223	214,285
		$ 3,003,391
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.455%, (3 mo. USD LIBOR + 8.00%), 11/13/25	285	$ 292,882
Serta Simmons Bedding, LLC:
Term Loan, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23	515	502,163
Term Loan - Second Lien, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23	1,181	623,880
		$ 1,418,925
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.94%, (SOFR + 6.00%), 12/22/26		99	$ 94,039
			$ 94,039
Industrial Conglomerates — 0.5%
SPX Flow, Inc., Term Loan, 7.634%, (SOFR + 4.50%), 4/5/29		600	$ 555,750
			$ 555,750
Insurance — 1.2%
AssuredPartners, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 2/12/27		693	$ 656,846
NFP Corp., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 2/15/27		592	557,416
			$ 1,214,262
Interactive Media & Services — 2.0%
Arches Buyer, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 12/6/27		800	$ 724,000
Buzz Finco, LLC:
Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 1/29/27		268	258,741
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 1/29/27		27	26,170
Camelot U.S. Acquisition, LLC, Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 10/30/26		540	523,826
Getty Images, Inc., Term Loan, 7.625%, (3 mo. USD LIBOR + 4.50%), 2/19/26		531	528,005
			$ 2,060,742
Internet & Direct Marketing Retail — 1.2%
Adevinta ASA:
Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	518	$ 482,451
Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 6/26/28		148	144,731
CNT Holdings I Corp., Term Loan, 6.248%, (SOFR + 3.50%), 11/8/27		691	659,911
			$ 1,287,093
IT Services — 1.8%
EP Purchaser, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 11/6/28		100	$ 97,365
Indy US Bidco, LLC:
Term Loan, 4.435%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	197	175,542
Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 3/5/28		345	311,440

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
NAB Holdings, LLC, Term Loan, 6.703%, (SOFR + 3.00%), 11/23/28		298	$ 283,855
Rackspace Technology Global, Inc., Term Loan, 5.617%, (3 mo. USD LIBOR + 2.75%), 2/15/28		742	532,948
Skopima Merger Sub, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 5/12/28		520	484,667
			$ 1,885,817
Leisure Products — 0.7%
Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	800	$ 700,409
			$ 700,409
Life Sciences Tools & Services — 1.6%
Cambrex Corporation, Term Loan, 6.634%, (SOFR + 3.60%), 12/4/26		145	$ 138,897
Curia Global, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 8/30/26		679	630,530
IQVIA, Inc., Term Loan, 4.865%, (1 mo. USD LIBOR + 1.75%), 3/7/24		299	298,489
LGC Group Holdings, Ltd., Term Loan, 3.685%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	225	201,217
Loire Finco Luxembourg S.a.r.l., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/21/27		147	134,926
Sotera Health Holdings, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 12/11/26		300	265,500
			$ 1,669,559
Machinery — 5.5%
AI Aqua Merger Sub, Inc., Term Loan, 6.346%, (SOFR + 3.75%), 7/31/28		599	$ 558,101
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26		397	376,902
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27		534	513,236
American Trailer World Corp., Term Loan, 6.884%, (SOFR + 3.75%), 3/3/28		371	339,105
Conair Holdings, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/17/28		594	501,188
Delachaux Group S.A., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 4/16/26		210	192,493
Engineered Machinery Holdings, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/19/28		890	857,283
Filtration Group Corporation, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 10/21/28		173	164,804
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Gates Global, LLC, Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 3/31/27		765	$ 737,591
Granite Holdings US Acquisition Co., Term Loan, 7.688%, (3 mo. USD LIBOR + 4.00%), 9/30/26		541	525,008
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(10)		34	32,486
Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/22/28		165	156,229
Illuminate Buyer, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 6/30/27		201	183,937
TK Elevator Topco GmbH, Term Loan, 4.256%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	150	132,031
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		196	187,652
Zephyr German BidCo GmbH, Term Loan, 4.216%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	300	268,656
			$ 5,726,702
Media — 1.9%
Diamond Sports Group, LLC, Term Loan, 10.696%, (SOFR + 8.00%), 5/26/26		235	$ 225,697
Gray Television, Inc.:
Term Loan, 5.064%, (1 mo. USD LIBOR + 2.50%), 1/2/26		276	268,609
Term Loan, 5.188%, (1 mo. USD LIBOR + 2.50%), 2/7/24		87	86,607
Term Loan, 5.564%, (1 mo. USD LIBOR + 3.00%), 12/1/28		248	241,767
Hubbard Radio, LLC, Term Loan, 7.37%, (1 mo. USD LIBOR + 4.25%), 3/28/25		219	191,411
Nexstar Broadcasting, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26		140	138,674
Sinclair Television Group, Inc., Term Loan, 5.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26		291	277,178
Univision Communications, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/15/26		593	564,060
			$ 1,994,003
Metals/Mining — 0.5%
Dynacast International, LLC, Term Loan, 11.98%, (3 mo. USD LIBOR + 9.00%), 10/22/25		163	$ 143,945
WireCo WorldGroup, Inc., Term Loan, 7.188%, (3 mo. USD LIBOR + 4.25%), 11/13/28		121	117,125
Zekelman Industries, Inc., Term Loan, 5.604%, (3 mo. USD LIBOR + 2.00%), 1/24/27		289	276,958
			$ 538,028

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 5.9%
Centurion Pipeline Company, LLC:
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 9/29/25		121	$ 119,224
Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 9/28/25		99	96,899
CITGO Petroleum Corporation, Term Loan, 9.365%, (1 mo. USD LIBOR + 6.25%), 3/28/24		2,164	2,164,850
Delek US Holdings, Inc., Term Loan, 8.615%, (1 mo. USD LIBOR + 5.50%), 3/31/25		2,712	2,684,617
Freeport LNG Investments, LLLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28		173	160,071
Oryx Midstream Services Permian Basin, LLC, Term Loan, 6.211%, (3 mo. USD LIBOR + 3.25%), 10/5/28		198	192,789
Oxbow Carbon, LLC, Term Loan, 7.878%, (3 mo. USD LIBOR + 4.25%), 10/17/25		315	313,228
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 11.115%, (1 mo. USD LIBOR + 8.00%), 8/27/26		378	376,866
			$ 6,108,544
Personal Products — 0.5%
Sunshine Luxembourg VII S.a.r.l., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 10/1/26		542	$ 505,690
			$ 505,690
Pharmaceuticals — 3.1%
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25		151	$ 146,270
Bausch Health Companies, Inc., Term Loan, 8.098%, (SOFR + 5.25%), 2/1/27		462	356,765
Jazz Financing Lux S.a.r.l., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 5/5/28		668	646,751
Mallinckrodt International Finance S.A.:
Term Loan, 8.733%, (3 mo. USD LIBOR + 5.25%), 9/30/27		818	682,665
Term Loan, 8.983%, (3 mo. USD LIBOR + 5.50%), 9/30/27		1,333	1,110,044
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	275	246,605
			$ 3,189,100
Professional Services — 1.9%
AlixPartners, LLP, Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	246	$ 224,444
Blitz 20-487 GmbH, Term Loan, 3.438%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	375	335,974
Brown Group Holding, LLC, Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 6/7/28		641	610,990
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Employbridge, LLC, Term Loan, 8.424%, (3 mo. USD LIBOR + 4.75%), 7/19/28		446	$ 399,279
Trans Union, LLC, Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 12/1/28		453	440,429
			$ 2,011,116
Road & Rail — 2.4%
Grab Holdings, Inc., Term Loan, 7.62%, (1 mo. USD LIBOR + 4.50%), 1/29/26		1,133	$ 1,068,089
Uber Technologies, Inc., Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 4/4/25		1,485	1,458,164
			$ 2,526,253
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 5.256%, (SOFR + 3.10%), 2/1/29(11)		324	$ 304,331
Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		125	110,833
Bright Bidco B.V.:
DIP Loan, 10.903%, (SOFR + 8.00%), 2/28/23		113	113,955
Term Loan, 0.00%, 6/30/24(13)		963	326,244
MKS Instruments, Inc., Term Loan, 3.68%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	100	93,595
			$ 948,958
Software — 24.9%
AppLovin Corporation:
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 8/15/25		642	$ 625,064
Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 10/25/28		373	360,439
AQA Acquisition Holding, Inc., Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 3/3/28		420	403,250
Astra Acquisition Corp.:
Term Loan, 8.365%, (1 mo. USD LIBOR + 5.25%), 10/25/28		267	225,081
Term Loan - Second Lien, 11.99%, (1 mo. USD LIBOR + 8.88%), 10/25/29		425	388,781
Banff Merger Sub, Inc.:
Term Loan, 4.685%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	121	110,140
Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/2/25		1,478	1,404,962
Term Loan - Second Lien, 8.615%, (1 mo. USD LIBOR + 5.50%), 2/27/26		225	210,797

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29	575	$ 554,965
CentralSquare Technologies, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,551	1,362,473
Cloudera, Inc.:
Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/8/28	697	619,014
Term Loan - Second Lien, 9.115%, (1 mo. USD LIBOR + 6.00%), 10/8/29	200	172,000
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28	916	822,008
Cornerstone OnDemand, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/16/28	348	294,271
Delta TopCo, Inc., Term Loan - Second Lien, 10.332%, (3 mo. USD LIBOR + 7.25%), 12/1/28	1,000	885,000
E2open, LLC, Term Loan, 6.644%, (3 mo. USD LIBOR + 3.50%), 2/4/28	420	403,604
ECI Macola Max Holding, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/9/27	590	560,751
Epicor Software Corporation, Term Loan - Second Lien, 10.865%, (1 mo. USD LIBOR + 7.75%), 7/31/28	375	367,312
Finastra USA, Inc., Term Loan - Second Lien, 8.489%, (1 week USD LIBOR + 7.25%), 6/13/25	500	411,562
Greeneden U.S. Holdings II, LLC, Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 12/1/27	716	683,229
Hyland Software, Inc., Term Loan - Second Lien, 9.365%, (1 mo. USD LIBOR + 6.25%), 7/7/25	1,787	1,736,531
Imperva, Inc., Term Loan, 6.921%, (3 mo. USD LIBOR + 4.00%), 1/12/26	690	586,357
Ivanti Software, Inc.:
Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 12/1/27	345	269,192
Term Loan, 7.332%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,312	1,029,203
Magenta Buyer, LLC:
Term Loan, 7.87%, (1 mo. USD LIBOR + 4.75%), 7/27/28	2,059	1,863,791
Term Loan - Second Lien, 11.37%, (1 mo. USD LIBOR + 8.25%), 7/27/29	550	504,625
Marcel LUX IV S.a.r.l., Term Loan, 7.105%, (SOFR + 4.00%), 12/31/27	50	48,988
McAfee, LLC, Term Loan, 6.362%, (SOFR + 3.75%), 3/1/29	698	639,480
Mediaocean, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 12/15/28	149	140,917
Mitnick Corporate Purchaser, Inc., Term Loan, 7.393%, (SOFR + 4.75%), 5/2/29	125	119,167
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28	395	365,547
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 3.25%), 8/31/28		993	$ 934,315
RealPage, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 4/24/28		1,683	1,579,391
Redstone Holdco 2 L.P., Term Loan, 7.533%, (3 mo. USD LIBOR + 4.75%), 4/27/28		693	518,017
Sophia, L.P., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/7/27		1,334	1,285,662
Sovos Compliance, LLC, Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 8/11/28		273	261,532
Sportradar Capital S.a.r.l., Term Loan, 4.208%, (1 mo. EURIBOR + 3.50%), 11/22/27	EUR	131	121,923
SurveyMonkey, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 10/10/25		403	391,330
Ultimate Software Group, Inc. (The), Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26		1,074	1,018,442
Veritas US, Inc.:
Term Loan, 5.943%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	147	113,070
Term Loan, 8.674%, (3 mo. USD LIBOR + 5.00%), 9/1/25		1,200	955,951
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28		743	655,875
			$ 26,004,009
Specialty Retail — 4.0%
Boels Topholding B.V., Term Loan, 3.571%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	275	$ 248,626
Great Outdoors Group, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 3/6/28		1,277	1,182,345
Harbor Freight Tools USA, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 10/19/27		990	899,594
L1R HB Finance Limited:
Term Loan, 6.016%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	200	150,390
Term Loan, 7.217%, (SONIA + 5.25%), 9/2/24	GBP	200	171,196
LIDS Holdings, Inc., Term Loan, 8.99%, (SOFR + 5.50%), 12/14/26		113	97,241
Mattress Firm, Inc., Term Loan, 8.433%, (3 mo. USD LIBOR + 4.25%), 9/25/28		572	504,212
PetSmart, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 2/11/28		990	939,262
			$ 4,192,866
Trading Companies & Distributors — 4.4%
DXP Enterprises, Inc., Term Loan, 7.865%, (1 mo. USD LIBOR + 4.75%), 12/16/27		246	$ 235,800

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24		1,478	$ 1,437,063
Hillman Group, Inc. (The):
Term Loan, 2.994%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		38	36,351
Term Loan, 5.834%, (1 mo. USD LIBOR + 2.75%), 7/14/28		157	150,367
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27		321	274,285
Patagonia Bidco Limited:
Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	317	307,346
Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	58	55,881
Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28		2,014	1,774,108
TricorBraun Holdings, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/3/28		346	325,962
			$ 4,597,163
Total Senior Floating-Rate Loans (identified cost $143,470,023)			$130,169,735

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	102,872	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	2,169	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(5)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(14)	2,102,007	$ 2,102,007
Total Short-Term Investments (identified cost $2,102,007)		$ 2,102,007
Total Investments — 148.4% (identified cost $173,431,120)		$154,860,356
Less Unfunded Loan Commitments — (0.4)%		$ (388,203)
Net Investments — 148.0% (identified cost $173,042,917)		$154,472,153
Other Assets, Less Liabilities — (12.0)%		$(12,477,446)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (36.0)%		$(37,608,029)
Net Assets Applicable to Common Shares — 100.0%		$104,386,678
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $16,612,447 or 15.9% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Restricted security.
(7)	Amount is less than 0.05%.
(8)	Principal amount is less than $500.

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2022, the total value of unfunded loan commitments is $337,939.
(11)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	This Senior Loan will settle after September 30, 2022, at which time the interest rate will be determined.
(13)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,146,445	EUR	3,122,551	Standard Chartered Bank	10/4/22	$ 86,188	$ —
EUR	1,784,214	USD	1,830,946	JPMorgan Chase Bank, N.A.	10/31/22	—	(79,079)
USD	1,956,288	EUR	1,912,658	Bank of America, N.A.	10/31/22	78,307	—
USD	939,960	EUR	915,485	Goldman Sachs International	10/31/22	41,072	—
USD	939,861	EUR	915,485	Goldman Sachs International	10/31/22	40,974	—
USD	1,814,961	EUR	1,774,552	State Street Bank and Trust Company	10/31/22	72,581	—
USD	442,166	GBP	410,808	Goldman Sachs International	10/31/22	—	(16,790)
USD	14,350	GBP	13,339	State Street Bank and Trust Company	10/31/22	—	(552)
USD	442,558	GBP	410,808	State Street Bank and Trust Company	10/31/22	—	(16,398)
USD	3,065,049	EUR	3,122,551	Standard Chartered Bank	11/2/22	—	(1,313)
USD	488,016	EUR	500,062	Bank of America, N.A.	12/30/22	—	(5,562)
USD	488,127	EUR	500,061	State Street Bank and Trust Company	12/30/22	—	(5,451)
USD	613,056	EUR	628,126	State Street Bank and Trust Company	12/30/22	—	(6,926)
USD	732,284	EUR	750,092	State Street Bank and Trust Company	12/30/22	—	(8,084)
USD	485,487	EUR	500,061	State Street Bank and Trust Company	12/30/22	—	(8,091)
						$319,122	$(148,246)

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At September 30, 2022, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At September 30, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$0
Total Common Stocks			$15,070	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	5	$ 5,000	$0
Total Convertible Preferred Stocks			$5,000	$0
Total Restricted Securities			$20,070	$0
Affiliated Investments
At September 30, 2022, the value of the Trust's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $2,102,007, which represents 2.0% of the Trust's net assets. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,499,592	$13,323,134	$(13,373,853)	$ —	$(346,866)	$2,102,007	$10,143	2,102,007

Eaton Vance
Senior Income Trust
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 10,874,226	$ —	$ 10,874,226
Closed-End Funds	3,135,636	—	—	3,135,636
Common Stocks	369,500	619,157	406,693	1,395,350
Convertible Preferred Stocks	—	28	0	28
Corporate Bonds	—	7,183,374	—	7,183,374
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	129,583,878	197,654	129,781,532
Warrants	—	0	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	2,102,007	—	—	2,102,007
Total Investments	$5,607,143	$148,260,663	$604,347	$154,472,153
Forward Foreign Currency Exchange Contracts	$ —	$ 319,122	$ —	$ 319,122
Total	$5,607,143	$148,579,785	$604,347	$154,791,275
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (148,246)	$ —	$ (148,246)
Total	$ —	$ (148,246)	$ —	$ (148,246)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2022 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.